Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net income	¥ 3,332,071	¥ 4,190,022	¥ 3,396,753
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX (Note 15):
Foreign currency translation adjustments	(181,110)	(67,652)	243,538
Unrealized holding gain (loss) on securities	1,280,095	(275,952)	61,590
Defined benefit pension plans	204,046	(394,418)	(83,000)
TOTAL COMPREHENSIVE INCOME	4,635,102	3,452,000	3,618,881
LESS: COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(165,561)	(155,698)	(70,937)
COMPREHENSIVE INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC.	¥ 4,469,541	¥ 3,296,302	¥ 3,547,944